RELATED-PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Related Party Transaction [Line Items]
Total portfolio servicing revenue	$ 354,366	$ 419,422	$ 590,057	$ 990,328
Affiliated Entity
Related Party Transaction [Line Items]
Other current liabilities	10,415,154		10,415,154		$ 263,785
Other receivables	10,473,748		10,473,748		2,904,646
Origination expenses for life settlement policies	837,975		1,627,975
Affiliated Entity | Nova Funds
Related Party Transaction [Line Items]
Total portfolio servicing revenue	197,629	205,224	411,076	406,129
Affiliated Entity | Expense Reimbursements | Nova Funds
Related Party Transaction [Line Items]
Accounts receivable	72,600		72,600		196,289
Owners
Related Party Transaction [Line Items]
Other current liabilities	717,429		717,429		0
Related Party
Related Party Transaction [Line Items]
Total portfolio servicing revenue	329,629	$ 419,253	543,076	$ 620,159
Accounts receivable	$ 78,310		78,310		$ 198,364
Related Party | Service Fee Agreement
Related Party Transaction [Line Items]
Related party transaction rate	50.00%
Related Party | Service Fee Agreement | Previously Reported
Related Party Transaction [Line Items]
Related party transaction rate	0.50%
Related Party | SPV Investment Facility | Line of Credit
Related Party Transaction [Line Items]
Face amount	$ 25,000,000		$ 25,000,000